INVESTMENTS IN MARKETABLE SECURITIES (Tables)	9 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
SCHEDULE OF MARKETABLE SECURITIES

	(Audited) As of December 31, 2023 ($)	(Audited) As of March 31, 2023 ($)	(unaudited) As of December 31, 2022 ($)
Other Bank balances	4,623	14,415	14,128
Total	4,623	14,415	14,128

(i)	Other bank balances represent the fixed deposits maintained by the Company with the Banks in India which has maturity of more than 3 months as at the year end.